Right-of-Use Assets - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment of leased and owned stores	€ 4,979	€ 0
Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment of leased and owned stores	3,036
Accumulated depreciation, amortisation and impairment | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment of leased and owned stores	€ 3,036
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts, term	1 year
Extension options term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts, term	15 years
Extension options term	10 years